CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 243,018	$ 157,258	$ 622,212	$ 723,729	$ 955,577
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	103,723	58,880	234,633	265,668	349,467
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	73,164	43,782	178,417	222,181	317,356
Depreciation and amortization	21,676	4,748	23,390	23,962	36,333
Restructuring and acquisition-related costs	4,505	1,435	22,368	5,615	9,142
Total operating costs and expenses	203,068	108,845	460,519	541,571	790,970
Impairment of goodwill and intangible assets			1,711	24,145	78,672
Income from operations	39,950	48,413	161,693	182,158	164,607
Gain on investments, net		418	572	(1,321)	2,708
Interest expense and other, net	(12,960)	(5,292)	(23,981)	(19,804)	(12,409)
Income from continuing operations before income taxes	26,990	43,539	138,284	161,033	154,906
Income tax benefit (provision)	(10,627)	(16,792)	(56,804)	126,085	32,184
Net income	16,363	26,747	81,480	287,118	178,584
Net income per share
Basic (in dollars per share)	$ 0.15	$ 0.25	$ 0.75	$ 2.69	$ 1.63
Diluted (in dollars per share)	$ 0.15	$ 0.25	$ 0.74	$ 2.66	$ 1.61
Weighted average common shares outstanding
Basic (in shares)	108,403	107,623	108,057	106,909	109,531
Diluted (in shares)	109,626	108,478	109,468	108,084	111,051
Dividends declared per share (in dollars per share)	$ 0.05	$ 0.14	$ 0.62	$ 0.28
Income from continuing operations			81,480	287,118	187,090
Loss from discontinued operations, net of tax					$ (8,506)
Basic net income per share
Continuing operations (in dollars per share)			$ 0.75	$ 2.69	$ 1.71
Discontinued operations (in dollars per share)					$ (0.08)
Diluted net income per share
Continuing operations (in dollars per share)			$ 0.74	$ 2.66	$ 1.68
Discontinued operations (in dollars per share)					$ (0.08)